COMMON STOCK (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 04, 2024	Jun. 03, 2024	Jun. 06, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	100,000,000	25,000,000	14,285,714	100,000,000	25,000,000	14,285,715
Common stock par value	$ 0.007	$ 0.007	$ 0.007
Common stock, shares issued including unvested restricted stock			9,505,255
Common stock, shares issued	13,424,648	9,394,610	8,381,324
Restricted Stock Units Unvested [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unvested restricted stock	415,282	110,645
Common stock, shares issued		110,645
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	13,424,648	9,505,255	1,282,600